Benefit Payments, which Reflect Expected Future Service under NTT CDBP, Based on Actuarial Computations (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2012	¥ 10,630
2013	11,069
2014	11,639
2015	11,873
2016	13,083
2017-2021	68,081
NTT CDBP
Schedule of Pension and Other Postretirment Benefits Expected Benefit Payments [Line Items]
2012	1,519
2013	1,881
2014	2,063
2015	2,226
2016	2,381
2017-2021	¥ 13,474